Equity	6 Months Ended
Jun. 30, 2021
Disclosure of classes of share capital [text block] [Abstract]
EQUITY

NOTE 3: EQUITY

a.	Changes in share capital:

	Number of
	shares

Balance as of January 1, 2020 (audited)	224,087,799	*)

Issuance of shares and warrants	100,000,000

Exercise of warrants	66,861,280

Balance as of December 31, 2020 (audited)	390,949,079	*)

Issuance of shares and warrants	1,224,600

Balance as of June 30, 2021 (unaudited)	392,173,679	*)

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.

1.	On February 12, 2019, the Company sold to certain institutional investors an aggregate of 1,889,000 units, each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit ($7.5 after split), and (b) 2,444,650 pre-funded units, each consisting of (i) one prefunded warrant to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per Pre-funded unit. In connection with the offering, the Company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs and/or 650,070 warrants to purchase up to an additional 650,070 ADSs. The underwriters partially exercised their over-allotment option to purchase an aggregate of 350,000 additional ADS and additional warrants to purchase 650,070 ADSs. Subsequently, of the pre-funded warrants issued, the Company issued 2,444,650 ADSs upon exercise of pre-funded warrants. The Company raised gross proceeds of NIS 25,422 (NIS 20,796 net of all issuance costs in the amount of NIS 4,626, including share-based awards granted). An amount of NIS 13,505 out of the consideration was related to the ADSs and classified as equity component, while an amount of NIS 8,999 was related to the fair value of the non-tradable Warrants and was classified as a liability.

Since the warrant exercise price is in US dollars, which is not the Company’s functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IAS 32.

The underwriters’ unlisted warrants were classified as a share-based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost.

Furthermore, the Company issued to the underwriters unlisted warrants to purchase 109,642 ADSs at an exercise price of $7.5 per warrant and exercisable for a period of five years. The underwriters’ unlisted warrants were classified as a share-based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost.

On May 12, 2020, the Company entered into warrant exercise agreements with several investors. Under the terms of the agreement, in consideration of exercising 534,160 of the warrants, the exercise price per warrants was reduced to $2.75 per ADS. The 534,160 of the warrants were exercised resulting in gross proceeds to the Company of NIS 5,204 (NIS 4,591 net of issuance costs in the amount of NIS 613).

In addition, the Company decided to reduce the exercise price of all warrants issued in February 2019, to $2.75 per ADS, from original exercise price per ADS of $7.5.

The change in terms (i.e., reduction in the exercise price) of the warrants, classified as financial liability, resulted in an increase in the fair value of the warrants in a total amount of NIS 3,672. This amount was recorded as finance expenses. The change in terms of the warrants classified as equity was not affecting the results of operations but rather treated as classification within shareholders’ equity.

On April 13, 2021 12,246 of the warrants were exercised resulting in gross proceeds to the Company of NIS 110.

2.	On January 7, 2020, the Company sold to certain institutional investors aggregate of 1,000,000 ADSs in a registered direct offering at a purchase price of $3 per ADS. The company raised gross proceeds of NIS 10,410 (NIS 9,194 net of all issuance costs in the amount of NIS 1,216).

3.	On May 20, 2019, the board of directors approved a grant to a consultant of 672,264 warrants, exercisable for 672,264 ADSs of the Company at an exercise price of USD 0.01 per ADS. On January 31, 2020, the warrants were exercised.